Shareholders' Equity - Additional Information (Detail) - $ / shares		3 Months Ended
	Nov. 23, 2020	Mar. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Percentage of the shares issuable on the percentage of the total paid up share capital		20.00%	20.00%
Preferred stock shares authorized		5,000,000	5,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock shares issued	0	0	0
Preferred stock shares outstanding	0	0	0
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		500,000,000	500,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares, issued	23,000,000	23,000,000
Common stock, shares, outstanding	23,000,000	23,000,000
Temporary equity, shares outstanding	20,484,749	20,238,565
Common stock shares voting rights		one vote	one vote
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par or stated value per share		$ 0.0001	$ 0.0001
Common stock, shares, issued	5,750,000	5,750,000
Common stock, shares, outstanding	5,750,000	5,750,000
Common stock shares voting rights		one vote	one vote
Issuance of Class B ordinary shares to Sponsor	5,750,000	5,750,000
Shares forfeiture	750,000	750,000
Proposed offering, percentage	20.00%	20.00%